Share capital and other reserves - Ordinary shares (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 $ / shares	Aug. 05, 2022 $ / shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	5,075,639
Proceeds received	£ 7,803
Premium arising	£ 8,843
Equity subscription line with Nomura
Disclosure of classes of share capital [line items]
Number of shares issued | shares	1,103,863
Par Value Per Share | $ / shares			$ 0.0001
Proceeds received	£ 7,734
Ordinary Share
Disclosure of classes of share capital [line items]
Number of shares issued | shares	5,075,639
Par Value Per Share | $ / shares		$ 0.0001
Exercise of EMI Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares	3,821,565
Proceeds received	£ 68
Premium arising	£ 340
Number of shares issued upon exercise of options | shares	3,821,565
Equity Subscription line
Disclosure of classes of share capital [line items]
Number of shares issued | shares	1,103,863
Proceeds received	£ 7,733
Premium arising	£ 7,734
Share based payment transaction
Disclosure of classes of share capital [line items]
Number of shares issued | shares	150,000
Premium arising	£ 767
Exercise of public warrants
Disclosure of classes of share capital [line items]
Number of shares issued | shares	211
Proceeds received	£ 2
Premium arising	£ 2